UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

December 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 65.8%
Canada - 1.7%
Canadian Government Bond
2.00%, 12/01/14	CAD	53,613	$54,078,742

Germany - 5.6%
Bundesrepublik Deutschland
Series 05
3.50%, 1/04/16	EUR	102,500	148,075,788
Series 06
3.75%, 1/04/17		18,000	26,612,500

			174,688,288

Mexico - 0.9%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	43,609	3,120,506
Series M 10
8.50%, 12/13/18		318,065	26,128,183

			29,248,689

Netherlands - 6.9%
Netherlands Government Bond
4.50%, 7/15/17	EUR	135,007	201,345,249
7.50%, 1/15/23		7,871	15,249,798

			216,595,047

South Africa - 2.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	616,181	79,330,127

United Kingdom - 17.5%
United Kingdom Gilt
2.00%, 1/22/16	GBP	9,848	16,056,499
3.75%, 9/07/19-9/07/20		81,591	146,321,800
4.00%, 9/07/16		92,519	164,300,369
4.25%, 6/07/32		16,889	32,066,319
4.50%, 3/07/19		73,485	137,546,924
4.75%, 12/07/30		25,745	51,869,827

			548,161,738

United States - 30.7%
U.S. Treasury Bonds
3.75%, 8/15/41	U.S.$	5,000	5,880,470
7.25%, 5/15/16		41,512	53,235,902
7.875%, 2/15/21(a)		73,315	111,879,863
9.25%, 2/15/16(a)		23,334	31,499,080
U.S. Treasury Notes
0.625%, 1/31/13		4,250	4,270,753
0.75%, 9/15/13(a)		15,000	15,128,325
1.00%, 7/15/13(a)		30,000	30,357,420
1.375%, 2/15/13		1,000	1,013,320
1.375%, 9/30/18(a)		75,000	75,404,325
1.50%, 6/30/16(a)		189,000	195,452,649
1.875%, 10/31/17		30,000	31,366,410

		Principal Amount (000)	U.S. $ Value
2.125%, 2/29/16(a)	U.S.$	45,000	$47,742,210
2.375%, 6/30/18		100,000	107,156,200
2.50%, 3/31/15(a)		46,612	49,700,045
2.625%, 12/31/14-11/15/20(a)		114,493	123,108,813
3.125%, 4/30/17		70,000	77,962,500

			961,158,285

Total Governments - Treasuries (cost $2,028,554,011)			2,063,260,916

CORPORATES - INVESTMENT GRADES - 17.2%
Industrial - 8.8%
Basic - 0.8%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20(a)		4,000	3,915,000
Dow Chemical Co. (The)
7.375%, 11/01/29		1,615	2,049,618
8.55%, 5/15/19		3,000	3,924,984
International Paper Co.
7.95%, 6/15/18		6,050	7,364,235
Lubrizol Corp.
8.875%, 2/01/19		3,271	4,494,488
Teck Resources Ltd.
6.00%, 8/15/40		446	490,707
Usiminas Commercial Ltd.
7.25%, 1/18/18(b)		1,600	1,736,000

			23,975,032

Capital Goods - 0.4%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19(b)		690	711,024
Owens Corning
6.50%, 12/01/16		2,913	3,179,196
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,821,559

			11,711,779

Communications - Media - 1.1%
BSKYB Finance UK PLC
5.75%, 10/20/17(b)	GBP	3,977	7,023,666
CBS Corp.
5.75%, 4/15/20	U.S.$	440	493,960
8.875%, 5/15/19		7,309	9,387,621
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,649	2,349,657
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14		1,560	1,685,057
Time Warner Cable, Inc.
7.50%, 4/01/14		4,918	5,506,463
8.25%, 2/14/14		6,030	6,796,751
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,673,066

			35,916,241

		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20	U.S.$	5,775	$5,785,447
AT&T, Inc.
4.45%, 5/15/21		4,259	4,678,358
5.60%, 5/15/18		2,937	3,412,656
Bell Canada
5.00%, 2/15/17(b)	CAD	5,900	6,329,549
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	5,972	8,416,340
Telecom Italia Capital SA
5.25%, 11/15/13		3,389	3,255,419
6.175%, 6/18/14		4,156	3,997,511
United States Cellular Corp.
6.70%, 12/15/33		4,100	4,116,683
Verizon Communications, Inc.
4.60%, 4/01/21		6,908	7,798,206

			47,790,169

Consumer Cyclical - Automotive - 0.6%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,450,254
Harley-Davidson Funding Corp.
5.75%, 12/15/14(b)	U.S.$	4,627	4,995,217
6.80%, 6/15/18(b)		4,000	4,674,648

			18,120,119

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
7.625%, 4/15/31		5,000	6,454,405
Viacom, Inc.
4.375%, 9/15/14		8,886	9,519,119

			15,973,524

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19		2,740	3,339,808

Consumer Non - Cyclical - 0.7%
Ahold Finance USA LLC
6.875%, 5/01/29		5,820	7,541,416
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,000	12,172,400
Whirlpool Corp.
8.60%, 5/01/14		3,025	3,376,287

			23,090,103

Energy - 0.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,863	3,245,354
Apache Corp.
6.90%, 9/15/18		2,950	3,751,347
Marathon Petroleum Corp.
3.50%, 3/01/16		941	957,836
5.125%, 3/01/21		1,667	1,741,467
Nabors Industries, Inc.
9.25%, 1/15/19		2,981	3,749,785

		Principal Amount (000)	U.S. $ Value
Noble Energy, Inc.
8.25%, 3/01/19	U.S.$	5,000	$6,501,965
Noble Holding International Ltd.
4.90%, 8/01/20		515	545,550
Talisman Energy, Inc.
7.75%, 6/01/19		3,400	4,192,407
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		2,631	2,927,343

			27,613,054

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20(b)		3,287	2,826,820

Services - 0.3%
Western Union Co. (The)
5.93%, 10/01/16		9,665	10,890,145

Technology - 0.7%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,035	1,158,918
Hewlett-Packard Co.
4.65%, 12/09/21		3,519	3,712,827
Oracle Corp.
5.75%, 4/15/18		8,987	10,905,590
Xerox Corp.
4.25%, 2/15/15		470	495,378
8.25%, 5/15/14		4,000	4,513,524

			20,786,237

Transportation - Airlines - 0.5%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,217,668
5.75%, 12/15/16		4,799	5,323,531
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1
6.15%, 8/01/22		7,071	7,584,094

			16,125,293

Transportation - Railroads - 0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,447,997
CSX Corp.
6.25%, 3/15/18		5,000	5,952,035

			7,400,032

Transportation - Services - 0.4%
Asciano Finance Ltd.
3.125%, 9/23/15(b)		5,345	5,168,845
4.625%, 9/23/20(b)		1,501	1,408,597
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,979,525

			11,556,967

			277,115,323

		Principal Amount (000)	U.S. $ Value
Financial Institutions - 5.8%
Banking - 2.7%
Barclays Bank PLC
4.875%, 12/15/14	EUR	3,540	$2,611,538
Series 1
5.00%, 9/22/16	U.S.$	3,252	3,367,979
Danske Bank A/S
5.684%, 2/15/17	GBP	3,580	4,003,013
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	U.S.$	3,205	3,283,080
7.50%, 2/15/19		3,490	3,854,387
HSBC Holdings PLC
6.50%, 9/15/37		2,617	2,583,217
Series 2018
9.875%, 4/08/18	GBP	1,550	2,562,038
Itau Unibanco Holding SA/Cayman Island
10.50%, 11/23/15(b)	BRL	5,000	2,842,646
JPMorgan Chase Bank NA
4.625%, 5/31/17	EUR	950	1,068,468
Macquarie Group Ltd.
4.875%, 8/10/17(b)	U.S.$	3,190	3,008,502
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	11,042,459
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		8,855	8,132,317
6.05%, 5/16/16		2,235	2,106,619
Morgan Stanley
10.09%, 5/03/17(b)	BRL	13,035	6,289,505
National City Bank/Cleveland OH
5.80%, 6/07/17	U.S.$	4,925	5,421,873
Nordea Bank AB
4.875%, 5/13/21(b)		5,865	4,957,145
Santander Issuances SA Unipersonal Series 23
6.50%, 7/27/19	EUR	5,150	5,932,195
Shinhan Bank
4.125%, 10/04/16(b)	U.S.$	2,200	2,215,059
Unicredit Luxembourg Finance SA
6.00%, 10/31/17(b)		3,490	2,626,417
Union Bank NA
5.95%, 5/11/16		5,819	6,297,316

			84,205,773

Finance - 0.3%
General Electric Capital Corp.
5.625%, 5/01/18		2,900	3,248,006
HSBC Finance Corp.
6.676%, 1/15/21		1,894	1,959,148
SLM Corp.
5.05%, 11/14/14		3,141	3,097,968

			8,305,122

Insurance - 2.1%
Aflac, Inc.
3.45%, 8/15/15		1,150	1,186,780
8.50%, 5/15/19		3,400	4,166,870

		Principal Amount (000)	U.S. $ Value
Allstate Corp. (The)
6.125%, 5/15/37	U.S.$	9,818	$8,922,107
American International Group, Inc.
4.25%, 5/15/13		3,090	3,085,770
6.82%, 11/15/37(b)		1,378	1,329,350
CIGNA Corp.
5.125%, 6/15/20		2,185	2,355,950
Coventry Health Care, Inc.
5.95%, 3/15/17		2,175	2,441,683
6.125%, 1/15/15		835	914,155
6.30%, 8/15/14		2,830	3,079,224
Genworth Financial, Inc.
4.95%, 10/01/15(a)		4,771	4,552,989
Guardian Life Insurance Co. of America
7.375%, 9/30/39(b)		2,650	3,373,243
Hartford Financial Services Group, Inc.
6.30%, 3/15/18		4,935	5,196,846
Humana, Inc.
6.45%, 6/01/16		442	489,339
Lincoln National Corp.
8.75%, 7/01/19		2,958	3,597,990
Markel Corp.
7.125%, 9/30/19		2,166	2,515,008
MetLife, Inc.
4.75%, 2/08/21		2,840	3,072,292
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(b)		4,645	5,613,269
Principal Financial Group, Inc.
7.875%, 5/15/14		3,250	3,623,614
QBE Capital Funding III Ltd.
7.25%, 5/24/41(b)		2,195	1,929,625
Torchmark Corp.
9.25%, 6/15/19		3,400	4,176,672
UnitedHealth Group, Inc.
6.00%, 2/15/18		1,565	1,860,724

			67,483,500

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20(b)		5,499	5,376,021
ORIX Corp.
4.71%, 4/27/15		3,030	3,130,396
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	6,403	197,555

			8,703,972

REITS - 0.4%
Duke Realty LP
6.75%, 3/15/20	U.S.$	2,135	2,342,471
Entertainment Properties Trust
7.75%, 7/15/20		4,389	4,613,695
ERP Operating LP
5.25%, 9/15/14		2,115	2,250,781

		Principal Amount (000)	U.S. $ Value
HCP, Inc.
5.375%, 2/01/21	U.S.$	3,219	$3,374,751

			12,581,698

			181,280,065

Utility - 1.7%
Electric - 1.1%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19(b)		7,320	7,828,740
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,943,744
Constellation Energy Group, Inc.
5.15%, 12/01/20		5,995	6,496,422
Integrys Energy Group, Inc.
6.11%, 12/01/66		4,500	4,322,250
Nisource Finance Corp.
6.80%, 1/15/19		7,790	9,124,006
TECO Finance, Inc.
4.00%, 3/15/16		300	315,515
5.15%, 3/15/20		2,970	3,300,124
Union Electric Co.
6.70%, 2/01/19		2,019	2,452,766

			35,783,567

Natural Gas - 0.6%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,546,310
DCP Midstream LLC
5.35%, 3/15/20(b)		1,515	1,621,333
9.75%, 3/15/19(b)		1,910	2,489,855
EQT Corp.
8.125%, 6/01/19		2,806	3,291,351
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		3,037	3,089,042
Sempra Energy
6.50%, 6/01/16		5,700	6,649,050

			18,686,941

			54,470,508

Non Corporate Sectors - 0.9%
Agencies - Not Government Guaranteed - 0.9%
Abu Dhabi National Energy Co.
5.875%, 12/13/21(b)		3,121	3,260,191
Ecopetrol SA
7.625%, 7/23/19(a)		5,262	6,340,710
Gazprom Via Gaz Capital SA
9.25%, 4/23/19(b)		5,881	6,991,921
IPIC GMTN Ltd.
5.50%, 3/01/22(b)		7,800	7,800,000
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18(b)		2,936	3,002,060

			27,394,882

Total Corporates - Investment Grades (cost $511,894,822)			540,260,778

		Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THROUGH’S - 7.8%
Agency Fixed Rate 30-Year - 7.8%
Federal National Mortgage Association
3.50%, 11/01/40-10/01/41	U.S.$	90,521	$93,197,438
4.00%, 9/01/41		57,790	60,738,226
5.50%, 5/01/38		28,354	30,828,998
6.00%, 11/01/37-6/01/38		31,057	34,138,538
Series 2008
6.00%, 5/01/38		22,546	24,782,795

Total Mortgage Pass-Through’s (cost $241,745,874)			243,685,995

GOVERNMENTS - SOVEREIGN AGENCIES - 7.2%
Canada - 7.2%
Canada Housing Trust No 1
2.95%, 3/15/15(b)	CAD	76,000	78,553,600
3.15%, 6/15/14-6/15/15(b)		95,200	99,010,726
4.10%, 12/15/18(b)		45,000	50,185,325

Total Governments - Sovereign Agencies (cost $219,096,018)			227,749,651

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Inflation Index 2.50%, 7/15/16 (TIPS) (cost $65,744,909)	U.S.$	57,516	66,520,251

COVERED BONDS - 2.1%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21	EUR	8,100	10,458,013
Bank of Scotland PLC
4.75%, 6/08/22		16,000	21,710,267
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	7,336,200
BNP Paribas Home Loan SFH
2.20%, 11/02/15(b)	U.S.$	9,054	8,706,046
Cie de Financement Foncier
4.125%, 10/25/17	EUR	10,000	13,388,653
Danske Bank A/S
4.125%, 11/26/19		2,350	3,288,809
Total Covered Bonds (cost $65,825,959)			64,887,988
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Non-Agency Fixed Rate CMBS - 1.6%
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
5.728%, 3/15/49	U.S.$	9,100	10,182,837

		Principal Amount (000)	U.S. $ Value
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4
5.306%, 12/10/46	U.S.$	2,585	$2,803,197
Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3
5.311%, 12/15/39		10,910	11,644,734
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class A4
5.429%, 12/12/43		8,454	9,068,339
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6, Class A4
5.485%, 3/12/51		5,839	6,141,371
Morgan Stanley Capital I Series 2006-IQ12, Class A4
5.332%, 12/15/43		10,000	11,177,510

			51,017,988

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2
3.531%, 6/25/20		10,223	10,901,625

Total Commercial Mortgage-Backed Securities (cost $58,138,042)			61,919,613

BANK LOANS - 1.1%
Industrial - 0.8%
Basic - 0.0%
Ineos US Finance LLC
7.50%, 12/16/13(c)		373	378,485
8.00%, 12/16/14(c)		427	435,351

			813,836

Capital Goods - 0.1%
Harbor Freight Tools USA, Inc./Central Purchasing LLC
6.50%, 12/22/17(c)		2,533	2,512,749

Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.55%, 7/03/14(c)		1,254	1,065,182
Charter Communications Operating, LLC
2.30%, 3/06/14(c)		53	52,730
Clear Channel Communications, Inc.
3.95%, 1/29/16(c)		408	301,234
Univision Communications, Inc.
4.55%, 3/31/17(c)		1,711	1,520,757
WideOpenWest Finance, LLC
2.79%-4.75%, 6/30/14(c)		971	904,939

			3,844,842

		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.0%
Level 3 Financing, Inc.
2.65%, 3/13/14(c)	U.S.$	1,462	$1,394,041

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
6.00%, 11/30/16(c)		3,106	3,082,829
Las Vegas Sands LLC
2.93%, 11/23/16(c)		875	837,626

			3,920,455

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.29%-3.42%, 1/28/15(c)		1,204	1,043,882
3.42%-3.58%, 1/28/15(c)		388	336,492
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12(c)		300	300,375

			1,680,749

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corporation
6.25%, 2/23/17(c)		988	967,385

Consumer Non-Cyclical - 0.1%
CityCenter Holdings, LLC
7.50%, 1/21/15(c)		338	334,969
Grifols Inc.
5.50%, 6/01/16(c)		500	496,875
HCA Inc.
3.55%, 5/01/18(c)		429	405,343
U.S. Foodservice, Inc.
2.78%-2.80%, 7/03/14(c)		990	917,067

			2,154,254

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17(c)		1,478	1,498,081

Other Industrial - 0.0%
Gavilon Group LLC, The
6.00%, 12/06/16(c)		428	423,759

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17(c)		1,188	1,167,210
Global Cash Access, Inc.
7.00%, 3/01/16(c)		621	617,806
Sabre, Inc.
2.30%-2.43%, 9/30/14(c)		1,397	1,151,877
ServiceMaster Co., (The)
2.78%-3.03%, 7/24/14(c)		1,364	1,298,593

		Principal Amount (000)	U.S. $ Value
West Corporation
4.55%-4.67%, 7/15/16(c)	U.S.$	734	$728,205

			4,963,691

Technology - 0.0%
Avaya, Inc.
3.26%, 10/24/14(c)		80	76,378
5.01%, 10/26/17(c)		161	146,127
First Data Corporation
3.04%, 9/24/14(c)		647	585,490
SunGard Data Systems, Inc. (Solar Capital Corp.)
3.97%-4.06%, 2/28/16(c)		657	642,262

			1,450,257

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16(c)		454	452,960

			26,077,059

Financial Institutions - 0.2%
Finance - 0.1%
iStar Financial, Inc.
7.00%, 6/30/14(c)		3,000	2,893,140

Insurance - 0.1%
Asurion LLC (fka Asurion Corporation)
5.50%, 5/24/18(c)		955	933,861

Other Finance - 0.0%
Nielsen Finance LLC
2.28%, 8/09/13(c)		21	20,694
3.53%, 5/02/16(c)		395	386,007

			406,701

			4,233,702

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13(c)		438	419,966
4.81%, 5/01/14(c)		1,750	1,571,500
Texas Competitive Electric Holdings Company LLC (TXU)
3.78%, 10/10/14(c)		2,334	1,623,199

			3,614,665

Total Bank Loans (cost $34,896,374)			33,925,426

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial - 0.6%
Basic - 0.3%
Evraz Group SA
8.875%, 4/24/13(b)	U.S.$	3,468	$3,606,720
Vedanta Resources PLC
8.75%, 1/15/14(b)		8,139	7,894,830

			11,501,550

Communications - Telecommunications - 0.3%
Pacnet Ltd.
9.25%, 11/09/15(b)		3,989	3,530,265
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18(b)		5,000	4,893,750

			8,424,015

			19,925,565

Utility - 0.2%
Electric - 0.2%
DTEK Finance BV
9.50%, 4/28/15(b)		4,981	4,520,258

Total Emerging Markets - Corporate Bonds (cost $26,273,498)			24,445,823

CORPORATES - NON-INVESTMENT GRADES - 0.7%
Industrial - 0.4%
Basic - 0.2%
Calcipar SA
6.875%, 5/01/18(b)		876	788,400
Commercial Metals Co.
6.50%, 7/15/17		4,000	3,730,000

			4,518,400

Communications - Media - 0.0%
Cumulus Media, Inc.
7.75%, 5/01/19(a) (b)		896	795,200

Consumer Cyclical - Automotive - 0.1%
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19(b)	EUR	2,300	2,738,633

Consumer Non-Cyclical - 0.1%
Boparan Holdings Ltd.
9.875%, 4/30/18(b)	GBP	3,300	4,099,920

Energy - 0.0%
SESI LLC
6.375%, 5/01/19	U.S.$	858	873,015

			13,025,168

		Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.3%
Banking - 0.2%
LBG Capital No.1 PLC 8.00%, 6/15/20(b)	U.S.$	4,145	$2,992,690
NB Capital Trust IV 8.25%, 4/15/27		4,509	4,148,280

			7,140,970

Other Finance - 0.1% iPayment, Inc.
10.25%, 5/15/18(b)		2,630	2,472,200

			9,613,170

Total Corporates - Non-Investment Grades (cost $26,153,085)			22,638,338

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.7%
United States - 0.7%
California GO
7.95%, 3/01/36		10,685	12,082,384
Illinois GO
7.35%, 7/01/35		4,440	4,897,853
Texas Transp Comm (Texas St Hwy Fund First Tier)
5.178%, 4/01/30		3,400	3,949,746

Total Local Governments - Municipal Bonds (cost $18,837,213)			20,929,983

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Croatia - 0.2%
Republic of Croatia
6.375%, 3/24/21(b)		5,340	4,886,100

Poland - 0.1%
Poland Government International Bond
4.675%, 10/15/19	EUR	2,050	2,564,409

Qatar - 0.2%
Qatar Government International Bond
4.50%, 1/20/22(b)	U.S.$	7,036	7,247,080

Total Governments - Sovereign Bonds (cost $15,233,363)			14,697,589

EMERGING MARKETS - SOVEREIGNS - 0.2%
Indonesia - 0.2%
Republic of Indonesia 7.75%, 1/17/38(b) (cost $5,347,175)		5,568	7,544,640

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Quebec Canada
4.25%, 2/27/13	EUR	3,525	4,717,347

		Principal Amount (000)	U.S. $ Value
Province of Ontario Canada
4.25%, 12/11/13	EUR	925	$1,266,869

Total Local Governments - Provincial Bonds (cost $6,136,807)			5,984,216

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21(a) (b)	U.S.$	4,074	4,145,295

South Korea - 0.1%
Korea National Oil Corp.
4.00%, 10/27/16(b)		1,154	1,185,083

Total Quasi-Sovereigns (cost $5,182,939)			5,330,378

SUPRANATIONALS - 0.2%
European Investment Bank
Zero Coupon, 4/24/13(b)	IDR	27,712,890	2,730,182
7.25%, 2/22/15		24,700,000	2,593,806

Total Supranationals (cost $5,790,797)			5,323,988

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A 2.518%, 12/25/35 (cost $380,143)	U.S.$	405	402,530

		Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CNY/USD Expiration: Aug 2012, Exercise Price: CNY 7.00(d) (cost $635,094)		1,530,000,000	241,144

		Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association 8.25% (d) (cost $2,673,750)		106,950	147,591

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09%(e) (cost $68,697,372)		68,697,372	68,697,372

U.S. $ Value
Total Investments - 111.0% (cost $3,407,237,245)(f)	$3,478,594,210
Other assets less liabilities - (11.0)%(g)	(344,874,772)

Net Assets - 100.0%	$3,133,719,438

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bobl Futures	571	March 2012	$91,054,230	$92,458,384	$1,404,154
Japan 10 Yr Bond Futures	45	March 2012	82,797,194	83,259,065	461,871
Sold Contracts
US Long Bond Futures	2,385	March 2012	346,230,450	345,377,812	852,638

					$2,718,663

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Euro settling 1/27/12(1)	24,124	$31,247,066	$31,227,802	$(19,264)
Citibank:
Euro settling 1/31/12	6,250	8,447,119	8,090,145	(356,974)
Credit Suisse First Boston:
Australian Dollar settling 1/06/12	46,458	44,745,860	47,506,295	2,760,435
Canadian Dollar settling 1/05/12	2,422	2,337,628	2,377,269	39,641
Euro settling 1/27/12(2)	22,701	29,683,055	29,385,701	(297,354)
Swedish Krona settling 1/27/12	420,509	60,858,606	61,024,477	165,871
Deutsche Bank:
Euro settling 1/31/12	50,692	68,325,530	65,620,507	(2,705,023)
Norwegian Krone settling 1/27/12	181,392	30,537,456	30,305,203	(232,253)
Goldman Sachs:
Brazilian Real settling 1/04/12(3)	22,217	11,843,942	11,910,932	66,990
Brazilian Real settling 1/04/12(3)	22,217	12,035,139	11,910,932	(124,207)
Mexican Peso settling 1/20/12	15,101	1,084,756	1,080,804	(3,952)
New Zealand Dollar settling 1/13/12	2,039	1,550,897	1,586,247	35,350
Standard Chartered Bank:
Chinese Yuan Renminbi settling 1/13/12(3)	242,761	37,608,177	38,447,622	839,445
Chinese Yuan Renminbi (Offshore) settling 1/13/12(3)	9,500	1,493,358	1,495,722	2,364
Sale Contracts
Barclays Capital Inc.:
South African Rand settling 1/20/12	628,752	74,666,495	77,654,671	(2,988,176)
Swedish Krona settling 1/27/12(1)	215,869	31,247,066	31,327,051	(79,985)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston:
Canadian Dollar settling 1/05/12	3,555	$3,452,732	$3,489,290	$(36,558)
Swedish Krona settling 1/27/12(2)	204,198	29,683,055	29,633,301	49,754
Deutsche Bank:
Great British Pound settling 1/19/12	365,856	566,891,435	568,095,241	(1,203,806)
Goldman Sachs:
Brazilian Real settling 1/04/12(3)	22,217	11,908,697	11,910,932	(2,235)
Brazilian Real settling 1/04/12(3)	22,217	11,843,942	11,910,932	(66,990)
Brazilian Real settling 2/02/12(3)	22,217	11,954,192	11,822,091	132,101
Mexican Peso settling 1/20/12	408,257	29,358,330	29,219,641	138,689
HSBC Securities Inc.:
Canadian Dollar settling 1/05/12	294,451	285,061,130	289,024,890	(3,963,760)
Royal Bank of Scotland:
Euro settling 1/19/12	524,789	683,052,002	679,274,961	3,777,041
Standard Chartered Bank:
Indonesian Rupiah settling 1/20/12	51,401,158	5,633,621	5,578,330	55,291
UBS Securities LLC:
Japanese Yen settling 2/17/12	1,450,046	18,887,570	18,852,847	34,723
Westpac Banking Corp.:
Euro settling 1/31/12	7,218	9,404,995	9,343,487	61,508

				$(3,921,334)

(1)	Represents a cross-currency purchase of Euro and sale of Swedish Krona.
(2)	Represents a cross-currency purchase of Euro and sale of Swedish Krona.
(3)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at December 31, 2011
Barclays Capital Inc.+	(1.63)%*	—	$740,128
Deutsche Bank	0.10%	2/14/12	27,103,538
Deutsche Bank	0.12%	2/14/12	30,029,704
Deutsche Bank	0.18%	1/10/12	42,854,478
HSBC	(0.11)%*	1/05/12	75,684,782
HSBC	0.12%	1/05/12	10,277,809
HSBC	0.14%	1/05/12	30,459,710
HSBC	0.18%	1/26/12	10,101,869
HSBC	0.18%	2/23/12	37,322,482
ING Bank Amsterdam+	(1.25)%*	—	246,366
ING Bank Amsterdam+	(0.15)%*	—	1,214,701
ING Bank Amsterdam+	0.00%	—	1,122,876
JPMorgan Chase Bank+	(0.13)%*	—	3,938,823
JPMorgan Chase Bank+	(0.13)%*	—	601,114
JPMorgan Chase Bank+	0.00%	—	1,605,500
JPMorgan Chase Bank+	0.00%	—	247,000
Merrill Lynch	0.19%	1/17/12	20,705,244
Merrill Lynch	0.19%	3/01/12	50,130,291
Merrill Lynch	0.23%	1/17/12	15,547,623
Nomura International+	(0.25)%*	—	1,518,697
Nomura International+	(0.25)%*	—	505,708

			$361,958,443

+ The reverse repurchase agreement matures on demand. The interest rate shown is a variable rate and was in effect on December 31, 2011.

* Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of December 31, 2011, the Fund had the following unfunded loan commitment of $8,200,000, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Value
General Motors Holding, LLC Revolver LIBOR +2.75% 10/27/15	$8,200,000	$—	$(1,070,100)

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $363,551,383.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $409,956,191 or 13.1% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.

(d)	Non-income producing security.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,943,598 and gross unrealized depreciation of investments was $(52,586,633), resulting in net unrealized appreciation of $71,356,965.

(g)	An amount of U.S. $9,129,797 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

ZAR – South African Rand

Glossary:

CMBS – Commercial Mortgage-Backed Securities

FHLMC – Federal Home Loan Mortgage Corporation

GO – General Obligation

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

51.9%	United States
17.7%	United Kingdom
8.6%	Canada
6.2%	Netherlands
5.3%	Germany
2.4%	South Africa
0.9%	Mexico
0.6%	France
0.6%	Russia
0.4%	Spain
0.3%	Indonesia
0.3%	Australia
0.3%	United Arab Emirates
2.5%	Other
2.0%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Brazil, China, Colombia, Croatia, Denmark, Hong Kong, India, Italy, Japan, Luxembourg, Poland, Qatar, South Korea, Supranational, Sweden, Switzerland and Ukraine.

AllianceBernstein Global Bond

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Governments - Treasuries	$-0-	$2,063,260,916	$-0-	$2,063,260,916
Corporates - Investment Grades	-0-	540,260,778	-0-	540,260,778
Mortgage Pass-Through’s	-0-	243,685,995	-0-	243,685,995
Governments - Sovereign Agencies	-0-	227,749,651	-0-	227,749,651
Inflation-Linked Securities	-0-	66,520,251	-0-	66,520,251
Covered Bonds	-0-	64,887,988	-0-	64,887,988
Commercial Mortgage-Backed Securities	-0-	61,919,613	-0-	61,919,613
Bank Loans	-0-	-0-	33,925,426	33,925,426
Emerging Markets - Corporate Bonds	-0-	24,445,823	-0-	24,445,823
Corporates - Non-Investment Grades	-0-	22,638,338	-0-	22,638,338
Local Governments - Municipal Bonds	-0-	20,929,983	-0-	20,929,983
Governments - Sovereign Bonds	-0-	14,697,589	-0-	14,697,589
Emerging Markets - Sovereigns	-0-	7,544,640	-0-	7,544,640
Local Governments - Provincial Bonds	-0-	5,984,216	-0-	5,984,216
Quasi-Sovereigns	-0-	5,330,378	-0-	5,330,378
Supranationals	-0-	2,593,806	2,730,182	5,323,988
Collateralized Mortgage Obligations	-0-	-0-	402,530	402,530
Options Purchased - Puts	-0-	-0-	241,144	241,144
Preferred Stocks	147,591	-0-	-0-	147,591
Short-Term Investments	68,697,372	-0-	-0-	68,697,372

Total Investments in Securities	68,844,963	3,372,449,965	37,299,282	3,478,594,210
Other Financial Instruments*:
Assets
Futures Contracts	2,718,663	-0-	-0-	2,718,663
Forward Currency Exchange Contracts	-0-	8,159,203	-0-	8,159,203
Liabilities
Forward Currency Exchange Contracts	-0-	(12,080,537)	-0-	(12,080,537)
Unfunded Loan Commitments	-0-	-0-	(1,070,100)	(1,070,100)

Total	$71,563,626	$3,368,528,631	$36,229,182	$3,476,321,439

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Commercial Mortgage-Backed Securities		Bank Loans	Supranationals	Collateralized Mortgage Obligations
Balance as of 9/30/11		$5,827,642	$39,974,868	$ - 0 -	$538,586
Accrued discounts/(premiums)		(15)	130,112	35,055	400
Realized gain (loss)		45,639	(217,305)	- 0 -	8,639
Change in unrealized appreciation/depreciation		(160,807)	837,487	(52,832)	(7,807)
Purchases		- 0 -	- 0 -	- 0 -	- 0 -
Sales		(5,712,459)	(6,799,736)	- 0 -	(137,288)
Transfers into Level 3		- 0 -	- 0 -	2,747,959	- 0 -
Transfers out of Level 3		- 0 -	- 0 -	- 0 -	- 0 -

Balance as of 12/31/11	$	- 0 -	$33,925,426	$2,730,182	$402,530

Net change in unrealized appreciation/depreciation from investments held as of 12/31/11	$	- 0 -	$657,015	$(52,832)	$219

	Options Purchased - Puts		Unfunded Loan Commitment	Total
Balance as of 9/30/11		$2,367,490	$(895,397)	$47,813,189
Accrued discounts/ (premiums)		- 0 -	- 0 -	165,552
Realized gain (loss)		(574,200)	- 0 -	(737,227)
Change in unrealized appreciation/depreciation		(1,552,146)	(174,703)	(1,110,808)
Purchases		- 0 -	- 0 -	- 0 -
Sales		- 0 -	- 0 -	(12,649,483)
Transfers into Level 3		- 0 -	- 0 -	2,747,959
Transfers out of Level 3		- 0 -	- 0 -	- 0 -

Balance as of 12/31/11		$241,144	$(1,070,100)	$36,229,182

Net change in unrealized appreciation/depreciation from investments held as of 12/31/11		$(1,522,001)	$(174,703)	$(1,092,302)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2012